Offerings	Sep. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, nominal value $0.01 per share
Fee Rate	0.01531%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share split, share dividend or similar transaction.

An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B ordinary shares, nominal value $0.01 per share
Fee Rate	0.01531%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share split, share dividend or similar transaction.

An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share split, share dividend or similar transaction.

An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share split, share dividend or similar transaction.

An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share split, share dividend or similar transaction.

An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (universal) Shelf
Proposed Maximum Offering Price per Unit	18,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-279318
Carry Forward Initial Effective Date	May 31, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,657.00
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $18,000,000 of unsold securities (the “Unsold Securities”), of the registrant that had been previously registered pursuant to the registration statement on Form F-3 (File No. 333-279318) initially filed on May 10, 2024 and declared effective on May 10, 2024 (the “Prior Registration Statement”). In connection with the registration of the Unsold Securities on the Prior Registration Statement, the registrant paid a registration fee of $2,657. Pursuant to Rule 415(a)(6), the registrant is carrying forward to this registration statement the Unsold Securities that were previously registered on the Prior Registration Statement, and the registration fee paid with respect to the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. No additional filing fee is due with respect to the Unsold Securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of filing this registration statement.